Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.25 par value
Amount Registered | shares	3,377,314
Proposed Maximum Offering Price per Unit	63.14
Maximum Aggregate Offering Price	$ 213,243,605.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,647.60
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall be deemed to cover an indeterminate number of additional shares of common stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the provisions of the Second Amended and Restated Agreement of Limited Partnership of NHP/PMB L.P. 1(b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the common stock reported by the New York Stock Exchange on June 9, 2025.